ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS	12 Months Ended
Dec. 31, 2018
Insurance [Abstract]
ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS
ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS
Withdrawal Characteristics of Annuity Actuarial Reserves and Deposit liabilities as of December 31, 2018 and 2017 were as follows:

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed (1)	Total	% of Total
	(in millions)
December 31, 2018:
Subject to discretionary withdrawal:
With fair value adjustment	$183.5	$—	$—	$183.5	16.8%
At book value less current surrender charge of 5% or more	2.6	—	—	2.6	0.3%
At fair value	—	—	527.5	527.5	48.3%
Total with adjustment or at fair value	186.1	—	527.5	713.6	65.4%

At book value without adjustment (minimal or no charge or adjustment)	302.7	—	—	302.7	27.7%
Not subject to discretionary withdrawal	75.3	—	—	75.3	6.9%
Total direct and assumed	564.1	—	527.5	1,091.6	100.0%

Less: Reinsurance ceded	559.2	—	—	559.2
Total (net)	$4.9	$—	$527.5	$532.4
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(1) The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.

	General Account	Separate Accounts with Guarantees	Separate Accounts Non-guaranteed (1)	Total	% of Total
	(in millions)
December 31, 2017:
Subject to discretionary withdrawal:
With fair value adjustment	$194.3	$—	$—	$194.3	16.0%
At book value less current surrender charge of 5% or more	2.9	—	—	2.9	0.2%
At fair value	—	—	637.0	637.0	52.6%
Total with adjustment or at fair value	197.2	—	637.0	834.2	68.8%

At book value without adjustment (minimal or no charge or adjustment)	298.8	—	—	298.8	24.6%
Not subject to discretionary withdrawal	79.2	—	—	79.2	6.6%
Total direct and assumed	575.2	—	637.0	1,212.2	100.0%

Less: Reinsurance ceded	571.2	—	—	571.2
Total (net)	$4.0	$—	$637.0	$641.0
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(1) The entire Separate Accounts annuity reserves are ceded as part of a modified coinsurance treaty with Protective.